Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Jul. 06, 2020
NVIT Jacobs Levy Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NVIT JACOBS LEVY LARGE CAP GROWTH FUND (formerly, NVIT Multi-Manager Large Cap Growth Fund)
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NVIT Jacobs Levy Large Cap Growth Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.66% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.66%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

		This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund takes long and short positions in large-capitalization companies (i.e., companies with market capitalizations that are similar to those included in the Russell 1000® Growth Index) using the subadviser's dynamic multidimensional investment process that combines human insight and intuition, finance and behavioral theory, and quantitative and statistical techniques. Approximately 30% of the Fund's net assets will be in short positions (i.e., stocks that the subadviser deems unattractive), and approximately 130% of the Fund's net assets will be in long positions (i.e., stocks that the subadviser deems attractive), resulting in approximately 100% net equity exposure. To execute this strategy, the Fund currently intends to gain its short equity exposure entirely through the use of swap contracts (e.g., total return swaps) and its long equity exposure, in an amount of approximately 100% of the Fund’s net assets, by investing directly in stocks and, in an amount approximating the amount of the Fund’s short exposure at the time, through the use of swaps. This investment technique creates leverage, which will exaggerate increases or decreases in the value of the Fund's overall portfolio. There is a risk that the Fund will lose money on both its long positions and its short positions at the same time.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by large-capitalization companies or derivatives the value of which are linked to equity securities issued by large-capitalization companies.

		The Fund employs a growth style of investing. In other words, the Fund seeks companies whose earnings are expected to grow faster than those of other companies. In selecting stocks for either the Fund's long portfolio or short portfolio, the subadviser employs an evaluation process that focuses on modeling a large number of stocks and proprietary factors, using financial statements, security analyst forecasts, corporate management signals, economic releases, and security prices. This investment approach is intended to seek diversification across market inefficiencies, securities, industries, and sectors, while seeking to manage risk exposures relative to the Russell 1000® Growth Index. The range of models is designed to allow each portfolio to be diversified across exposures to numerous potential opportunities. Nevertheless, the Fund may invest in any economic sector and, at times, emphasize one or more particular industries or sectors. The subadviser generally considers closing a position (either by selling a stock held long or closing a swap position) when its return prediction generated by the models, adjusted for risk and expected transaction costs, is notably surpassed on the positive side for a long position (or on the negative side for a short position) by another stock's return prediction.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Long/short strategy risk– in situations where the Fund takes a long position (i.e., owns a stock outright or gains long exposure through a swap), the Fund will lose money if the price of the stock declines. In situations where the Fund takes short positions, the Fund will lose money if the price of the stock increases. It is possible that stocks where the Fund has taken a long position will decline in value at the same time that stocks where the Fund has taken a short position increase in value, thereby increasing potential losses to the Fund.

Short sales risk– the Fund will incur a loss from a short position if the value of the security held in a short position increases after the Fund has entered into the short position. Short positions generally involve a form of leverage, which can exaggerate the Fund’s losses. The Fund may lose more money than the actual cost of the short position and its potential losses may be unlimited. Any gain from a security held in a short position will be offset in whole or in part by the transaction costs associated with the short position.

Leverage risk– leverage risk is a direct risk of investing in the Fund. Leverage is investment exposure that exceeds the initial amount invested. Derivatives and other transactions that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Certain derivatives provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested. Some leveraged investments have the potential for unlimited loss, regardless of the size of the initial investment.

Derivatives risk– derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.

    Total return swaps– total return swaps are leveraged and the Fund may experience substantial gains or losses in value as a result of relatively small changes in the value of the underlying asset. In addition, total return swaps are subject to credit and counterparty risk. If the counterparty fails to meet its obligations the Fund could sustain significant losses. Total return swaps also are subject to the risk that the Fund will not properly assess the value of the underlying asset. If the Fund is the buyer of a total return swap, the Fund could lose money if the total return of the underlying asset is less than the Fund’s obligation to pay a fixed or floating rate of interest. If the Fund is the seller of a total return swap, the Fund could lose money if the total returns of the underlying asset are greater than the fixed or floating rate of interest it would receive.

Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.

Quantitative analysis strategy risk– the success of the Fund's investment strategy may depend in part on the effectiveness of the subadviser's quantitative tools for screening securities. These strategies may incorporate factors that are not predictive of a security's value. Additionally, a previously successful strategy may become outdated or inaccurate, possibly resulting in losses.

Growth style risk– growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the Fund may suffer a loss as the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Sector risk– investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.

		Loss of money is a risk of investing in the Fund.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

		The Fund's performance prior to January 27, 2020, reflects returns pursuant to different principal investment strategies which took long positions only and different subadvisers. If the Fund's current strategies and subadviser had been in place for the prior period, the performance information shown would have been different.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class II Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	16.81%	–	1st qtr 2012
Lowest Quarter:	-16.13%	–	4th qtr of 2018
		Year-to-date total return as of March 31, 2020: -3.68%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the Periods Ended December 31, 2019)
NVIT Jacobs Levy Large Cap Growth Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	490
10 Years	rr_ExpenseExampleYear10	$ 1,100
1 year	rr_AverageAnnualReturnYear01	30.53%
5 years	rr_AverageAnnualReturnYear05	11.73%
10 years	rr_AverageAnnualReturnYear10	12.95%
NVIT Jacobs Levy Large Cap Growth Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	$ 108
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	624
10 Years	rr_ExpenseExampleYear10	$ 1,390
2010	rr_AnnualReturn2010	15.36%
2011	rr_AnnualReturn2011	(3.23%)
2012	rr_AnnualReturn2012	16.14%
2013	rr_AnnualReturn2013	34.41%
2014	rr_AnnualReturn2014	10.15%
2015	rr_AnnualReturn2015	3.13%
2016	rr_AnnualReturn2016	1.99%
2017	rr_AnnualReturn2017	29.88%
2018	rr_AnnualReturn2018	(3.35%)
2019	rr_AnnualReturn2019	30.22%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.13%)
1 year	rr_AverageAnnualReturnYear01	30.22%
5 years	rr_AverageAnnualReturnYear05	11.45%
10 years	rr_AverageAnnualReturnYear10	12.68%
NVIT Jacobs Levy Large Cap Growth Fund | Russell 1000® Growth Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	36.39%
5 years	rr_AverageAnnualReturnYear05	14.63%
10 years	rr_AverageAnnualReturnYear10	15.22%

[1]	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.66% until at least July 31, 2021. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule12b-1fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.